Shareholder Fees {- Dynamic Capital Appreciation Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Dynamic Capital Appreciation Portfolio Investor Class PRO-10 | Dynamic Capital Appreciation Portfolio
Shareholder Fees:
(fees paid directly from your investment)